Financial costs - net - Summary of Financial (Costs) Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest income	$ 16,640	$ 11,686	$ 7,381
Other commissions	9,429	8,154	607
Financial income	26,069	19,840	7,988
Financial costs:
Interest cost on lease liabilities	(762,872)	(507,875)	(440,678)
Interest cost on Promissory Notes	(619,779)	(615,592)	(537,411)
Loss related to modification of Promissory Notes	(55,527)
Loss related to remeasurement of Promissory Notes	(28,709)
Interest on bonus payable to related parties	(4,523)	(3,460)	(3,077)
Interest cost on credit lines	(30,473)
Interest cost on financing of transportation and store equipment (Debt)	(25,224)	(41,859)	(23,369)
Financial costs	(1,527,107)	(1,168,786)	(1,004,535)
Exchange rate fluctuation:
Gain for exchange rate fluctuation	667,118	285,990	2,853
Loss for exchange rate fluctuation	(60,848)	(21,060)	(125,221)
Gain (loss) for exchange rate fluctuation - net	606,270	264,930	(122,368)
Financial costs - net	$ (894,768)	$ (884,016)	$ (1,118,915)